Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended
	Jul. 31, 2024	Jul. 31, 2024
Putnam Ultra Short MAC Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Ultra Short MAC Series
Average Annual Return, Percent	6.43%	6.34%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	4.59%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	5.48%	5.46%